THE GCG TRUST


                         SUPPLEMENT DATED MAY 15, 2001
                        TO PROSPECTUS DATED MAY 1, 2001

        The information on the back of this page supplements and supersedes any contrary information contained on page 142 of The GCG Trust's Prospectus under the section entitled "Advisory Fee."




















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                  OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
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ADVISORY FEE
The GCG Trust pays DSI an advisory fee, payable monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolios).

ADVISORY FEE PAID IN 2000. For portfolios that were in operation for the full 2000 year, the Trust paid DSI in 2000 an advisory fee at the following annual rates:

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                                             FEE PAID TO ADVISER DURING 2000
PORTFOLIO                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
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Liquid Asset                                              0.56%
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Limited Maturity Bond                                     0.56%
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Core Bond (formerly Global Fixed Income)                  1.60%
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Fully Managed                                             0.97%
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Total Return                                              0.91%
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Equity Income                                             0.96%
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Real Estate                                               0.96%
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Value Equity                                              0.96%
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Rising Dividends                                          0.96%
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Managed Global                                            1.25%
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Hard Assets                                               0.96%
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Research                                                  0.91%
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Capital Growth                                            1.05%
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Capital Appreciation                                      0.96%
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Small Cap                                                 0.96%
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Mid-Cap Growth                                            0.91%
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Strategic Equity                                          0.96%
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Growth                                                    1.04%
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Developing World                                          1.75%
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For the portfolios that commenced operations in year 2000, the Trust paid DSI in
2000 an advisory fee at the following annual rates:

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                                             FEE PAID TO ADVISER DURING 2000
PORTFOLIO                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
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Asset Allocation Growth                                   1.00%
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All Cap                                                   1.00%
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Growth and Income                                         1.10%
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Investors                                                 1.00%
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Large Cap Value                                           1.00%
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Diversified Mid-Cap                                       1.00%
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Special Situations                                        1.10%
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For portfolios that will commence operations in 2001, the Trust will pay DSI an advisory fee at the following annual rates (based on average daily net assets of each portfolio, unless otherwise noted):

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                                                  FEE
                        --------------------------------------------------------
                        (AS A PERCENTAGE OF AVERAGE NET ASSETS OF A PORTFOLIO OR
PORTFOLIO                COMBINED ASSETS OF THE INDICATED GROUPS OF PORTFOLIOS)
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International Equity              1.25% of the first $500 million; and
                                  1.05% of the amount in excess
                                  of $500 million.
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Internet TollkeeperSM             1.85% of the first $1 billion; and
                                  1.75% of the amount in excess
                                  of $1 billion.
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